Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 8,909,871	$ 7,951,429
Accounts receivable, less allowance for doubtful accounts of $65,219 in 2012 and $66,058 in 2011	3,617,925	3,437,904
Notes receivable	1,142,770	277,770
Materials and supplies	613,548	583,157
Gas in storage	9,466,095	12,890,934
Prepaid income taxes	2,072,687	1,741,349
Deferred income taxes	2,371,609	2,870,843
Under-recovery of gas costs	687,194	0
Other	1,365,615	1,250,859
Total current assets	30,247,314	31,004,245
UTILITY PROPERTY:
In service	135,912,571	128,709,183
Accumulated depreciation and amortization	(46,563,520)	(45,191,684)
In service, net	89,349,051	83,517,499
Construction work in progress	1,481,041	2,204,957
Utility plant, net	90,830,092	85,722,456
OTHER ASSETS:
Notes receivable	0	1,142,770
Regulatory assets	8,542,048	7,547,729
Other	136,884	131,849
Total other assets	8,678,932	8,822,348
TOTAL ASSETS	129,756,338	125,549,049
LIABILITIES AND STOCKHOLDERS' EQUITY
Current maturities of long-term debt	0	15,000,000
Note payable	15,000,000	0
Dividends payable	817,462	786,270
Accounts payable	4,756,460	5,299,475
Customer credit balances	2,382,089	2,525,071
Customer deposits	1,567,501	1,607,844
Accrued expenses	2,102,165	2,141,132
Over-recovery of gas costs	0	355,476
Fair value of marked-to-market transactions	2,916,718	3,312,176
Total current liabilities	29,542,395	31,027,444
LONG-TERM DEBT	13,000,000	13,000,000
DEFERRED CREDITS AND OTHER LIABILITIES:
Asset retirement obligations	4,251,295	3,863,933
Regulatory cost of retirement obligations	7,828,157	7,596,678
Benefit plan liabilities	12,541,251	11,326,909
Deferred income taxes	11,898,178	9,927,135
Deferred investment tax credits	12,132	21,172
Total deferred credits and other liabilities	36,531,013	32,735,827
COMMITMENTS AND CONTINGENCIES (Note 9)
Stockholders' Equity:
Common stock, $5 par value; authorized 10,000,000 shares; issued and outstanding 4,670,567 and 4,624,682 shares in 2012 and 2011, respectively	23,352,835	23,123,410
Preferred stock, no par; authorized 5,000,000 shares; no shares issued and outstanding 2012 and 2011	0	0
Capital in excess of par value	7,375,666	6,830,395
Retained earnings	23,904,514	22,865,311
Accumulated other comprehensive loss	(3,950,085)	(4,033,338)
Total stockholders' equity	50,682,930	48,785,778
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 129,756,338	$ 125,549,049